Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 10,893	$ 14,570
Accounts receivables	603	2,208
Other receivables	0	481
Total current assets	11,496	17,259
Non-Current Assets
Prepayments/Deposits	12,009	14,058
Property and equipment, net	0	8,156
Total non-current assets	12,009	22,214
TOTAL ASSETS	23,505	39,473
Current liabilities
Accounts payable and accrued liabilities	7,128	13,902
Wage payable and other payable	2,142	1,528
Advanced for share issuance	42,412	0
Advances from related parties and related party payables	27,841	159,069
Total current liabilities	79,523	174,499
TOTAL LIABILITIES	79,523	174,499
Shareholders' equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 63,438,300 shares issued and outstanding as of June 30, 2015	6,344	4,790
Additional paid-in capital	957,055	803,226
Accumulated deficit	(1,023,523)	(942,382)
Accumulated other comprehensive income	4,106	(660)
Total shareholders' equity	(56,018)	(135,026)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 23,505	$ 39,473